General - Additional Information (Detail)				12 Months Ended
	Jun. 30, 2014	Dec. 21, 2004	Dec. 21, 2004 Subordinated Notes	Jun. 30, 2014 STA, Inc.	Jun. 30, 2014 STA Holdings	Jun. 30, 2014 STA Holdings Common Class A	Jun. 30, 2014 Parkview Transit	Jun. 30, 2014 Management STA Holdings Class B Series Two Common Shares	Jun. 30, 2014 Management STA Holdings Class B Series Three Common Shares
Organization and Nature of Operations [Line Items]
Income participating securities, principal amount of subordinated notes	3.847	3.847
Debt instrument, stated percentage			14.00%
Ownership of common stock shares				100.00%	98.60%	100.00%	100.00%	100.00%	100.00%